INCOME AND MINING TAXES - Tax Cuts and Jobs Act Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Tax Cuts and Jobs Act
Period of time since last major overhaul of federal income tax code		30 years
Tax at statutory rate (as a percent)		35.00%	35.00%	35.00%
Period of refund for AMT credits		5 years
Amount of expected refund of AMT credits		$ 52
Tax benefit for release of AMT credits		(48)
Undistributed earnings of foreign subsidiaries		$ 0
Measurement period		1 year
Provisional income tax expense, impact of change in rate on deferred taxes		$ 352
Provisional income tax expense, impact of restructuring		394
Limit on deductions for executive compensation		1
Provisional income tax expense, impact of elimination of executive compensation exemptions		$ 8
Possible sequestration charge applicable to AMT refund, percent		6.90%
Possible sequestration charge applicable to AMT refund, amount		$ 4
Forecast
The Tax Cuts and Jobs Act
Tax at statutory rate (as a percent)	21.00%